Grant Income	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Grant Income
Grant Income

(7)  Grant Income

In April 2021, the Company received a Fast-Track Small Business Innovation Research, or SBIR, Award from the National Cancer Institute of the National Institutes of Health (the “NIH”). The Award was for up to $2,392,845 over three years to fund a two-phased research partnership between the Company and Massachusetts General Hospital. In May 2021, the Company received first-year funding of $308,861. In May 2022, second-year funding of $1,129,316 was made available to the Company. In April 2023, the Company received funding of $870,684 for the third year of the SBIR Award. Income under the grant is recognized as work under the grant is completed. The Company recognized grant income of $27,441 and $895,786, respectively, for the three and nine months ended September 30, 2023, and $654,949 and $696,669 for the three and nine months ended September 30, 2022, respectively. The Company recorded grant income receivable of $0 at September 30, 2023, and $360,229 at December 31, 2022. The Company had deferred grant income of $54,306 and $0 at September 30, 2023, and December 31, 2022, respectively.

(7)    Grant Income

In April 2021, the Company received a Fast-Track Small Business Innovation Research, or SBIR, Award from the National Cancer Institute of the National Institutes of Health (the “NIH”). The Award is expected to provide up to $2,392,845 over three years to fund a two-phased research partnership between the Company and Massachusetts General Hospital. In May 2021, the Company received first-year funding of $308,861 which it recorded as deferred grant income. In May 2022, second-year funding of $1,129,316 was made available to the Company. Income under the grant’s first year funding was recognized as work under the grant was completed. In the second year of the grant, the Company has drawn available funds in arrears. The Company recognized grant income of $1,080,436 and $278,333 for the years ended December 31, 2022 and 2021, respectively. The Company recorded grant income receivable of $360,229 and $0 at December 31, 2022 and 2021, respectively. The Company had deferred grant income of $0 and $30,528 at December 31, 2022 and 2021, respectively.